Investments in Equity Investees	6 Months Ended
Jun. 30, 2021
Investments in Equity Investees

7. Investments in Equity Investees

Investments in equity investees consisted of the following:

	June 30,	December 31,
	2021	2020

	(in US$’000)
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”) (note)	51,425	59,712
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)	66,465	79,408
Other	426	385
	118,316	139,505

Note: In March 2021, the Group entered into a sale and purchase agreement (the “SPA”) with a third party (the “Buyer”) to sell its entire investment in HBYS with closing subject to regulatory approval in the PRC. As part of the divestment, the Group is entitled to (a) cash consideration of US$159.1 million, which includes US$15.9 million deposit collected upon the signing of the SPA and the remainder due upon closing; and (b) US$52.3 million related to distributions of prior year undistributed profits and a land bonus payment. The amounts to be received under (a) and (b) aggregate to US$211.4 million of which the amounts attributable to the Company are US$169.1 million.

The equity investees are private companies and there are no quoted market prices available for their shares.

Summarized financial information for the significant equity investees HBYS and SHPL, both under Other Ventures segment,  is as follows:

(i)	Summarized balance sheets

	HBYS		SHPL
	June 30,	December 31,	June 30,	December 31,
	2021	2020	2021	2020

	(in US$’000)
Current assets	194,035	177,888	161,508	175,965
Non-current assets	93,361	95,731	93,211	93,361
Current liabilities	(154,871)	(137,179)	(119,821)	(109,873)
Non-current liabilities	(28,673)	(16,034)	(8,123)	(6,739)
Net assets	103,852	120,406	126,775	152,714
Non-controlling interests	(1,002)	(982)	—	—
	102,850	119,424	126,775	152,714

(ii)	Summarized statements of operations

	HBYS (note (a))		SHPL

	Six Months Ended June 30,
	2021	2020	2021	2020

	(in US$’000)
Revenue	153,689	124,098	180,413	150,703
Gross profit	82,251	60,794	138,979	112,363
Interest income	66	81	751	396
Finance cost	—	(5)	—	—
Profit before taxation	33,397	14,792	67,108	55,470
Income tax expense (note (b))	(4,807)	(2,386)	(9,764)	(7,485)
Net income	28,590	12,406	57,344	47,985
Non-controlling interests	(14)	207	—	—
Net income attributable to the shareholders of equity investee	28,576	12,613	57,344	47,985

Notes:

(a)	In June 2020, HBYS entered into an agreement with the government to return the land use right for a plot of land in Guangzhou to the government (the “Land Compensation Agreement”) for cash consideration which aggregated to RMB679.5 million (approximately US$103.1 million). In November 2020, HBYS completed all material obligations as stipulated in the Land Compensation Agreement and recognized land compensation of RMB569.2 million (approximately US$86.1 million).

In June 2021, HBYS received a completion confirmation from the government and became entitled to an additional land compensation bonus of RMB110.3 million (approximately US$17.0 million). HBYS recorded a gain before tax of RMB107.6 million (approximately US$16.6 million) after deducting costs of RMB2.7 million (approximately US$0.4 million).

(b)	The main entities within each of the HBYS and SHPL groups have been granted the High and New Technology Enterprise status (the latest renewal of this status covers the years from 2020 to 2022). These entities were eligible to use a preferential income tax rate of 15% for the six months ended June 30, 2021 on this basis.

For the six months ended June 30, 2021 and 2020, other equity investees had net income of approximately US$79,000 and US$135,000 respectively.

(iii)	Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees is as follows:

	HBYS		SHPL
	2021	2020	2021	2020

	(in US$’000)
Opening net assets after non-controlling interests as at January 1	119,424	44,541	152,714	146,759
Net income attributable to the shareholders of equity investee	28,576	12,613	57,344	47,985
Purchase of additional interests in a subsidiary of an equity investee (note)	—	(347)	—	—
Dividends declared	(46,538)	—	(84,103)	(42,308)
Other comprehensive income/(loss)	1,388	(477)	820	(1,499)
Closing net assets after non-controlling interests as at June 30	102,850	56,330	126,775	150,937
Group’s share of net assets	51,425	28,165	63,387	75,468
Goodwill	—	—	3,078	2,821
Carrying amount of investments as at June 30	51,425	28,165	66,465	78,289

Note: During the six months ended June 30, 2020, HBYS acquired an additional 30% interest in a subsidiary and after the acquisition, it became a wholly owned subsidiary of HBYS.

The equity investees had the following capital commitments:

June 30,
2021
(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,654